As filed with the Securities and Exchange Commission on May 27, 2008

Securities Act File No. 333-150395

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.	☒	Post-Effective Amendment No. 1

Advanced Series Trust

(Exact Name of Registrant as Specified in Charter)

(800) 752-6342

(Area Code and Telephone Number)

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

Address of Principal Executive Offices:
(Number, Street, City, State, Zip Code)

Deborah A. Docs, Esq.

Secretary, Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, D.C. 20001

Approximate Date of Proposed Public Offering: Not Applicable

Title of the securities being registered: Shares of the AST Small-Cap Value Portfolio of Advanced Series Trust.

No filing fee is required because an indefinite number of shares of beneficial interest, without par value, of the Registrant previously have been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 for the purpose of filing the opinion of and consent of counsel regarding the tax consequences of the reorganization discussed in that Registration Statement, but makes no other changes to the Registration Statement on Form N-14.

PART C

Item 16.       Exhibits.

The following Exhibits are hereby added by this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14:

Exhibit Number	Exhibit Title

(12)	Tax Opinion and Consent of Sherman & Sterling.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 27th day of May 2008.

By:	/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of May 2008.

	Signature	Title

	David R. Odenath*	Trustee and President (Principal
	David R. Odenath	Executive Officer)

	Grace Torres*	Treasurer (Principal
	Grace Torres	Financial and Accounting
Officer)
	Delayne Dedrick Gold*	Trustee
Delayne Dedrick Gold

	Saul K. Fenster*	Trustee
Sauk K. Fenster, Ph.D.

	Robert F. Gunia*	Trustee
Robert F. Gunia

	W. Scott McDonald, Jr.*	Trustee and Vice-Chairman
W. Scott McDonald, Jr.

	Thomas T. Mooney*	Trustee and Chairman
Thomas T. Mooney

	Thomas M. O’Brien*	Trustee
Thomas M. O’Brien

	John A. Pileski*	Trustee
John A. Pileski

	F. Don Schwartz*	Trustee
F. Don Schwartz

*By:	/s/ Jonathan D. Shain	Attorney-in-fact	May 27, 2008
Jonathan D. Shain

EXHIBIT INDEX

Exhibit Number	Exhibit Title

(12)	Form of Tax Opinion and Consent of Sherman & Sterling.